Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Schedule of minimum lease payments under all non-cancellable leases

As of December 31, 2018, minimum lease payments under all non‑cancellable leases were as follows:

RMB
Year ending December 31, 2019	398,044
Year ending December 31, 2020	172,549
Year ending December 31, 2021	84,475
Year ending December 31, 2022	49,863
Year ending December 31, 2023	38,426
Thereafter	7,937
Total minimum lease payments	751,294